Maturity analysis for non-derivative financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		₩ 1,810,129	₩ 1,358,345	₩ 2,369,739	₩ 3,051,353
Financial assets at fair value through other comprehensive income		379,170	399,495
Financial assets at amortised cost		13,609	14,042
Loans and receivables		774,772	758,378
Long-term/short-term financial instruments		1,960,227	2,318,027
Financial assets at fair value through profit or loss		747,261	920,935
Trade and other receivables		9,711,107	9,622,813
Financial assets held for managing liquidity risk		15,396,275	15,392,035
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		1,810,129	1,358,345
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		12,302	11,956
Loans and receivables		64,081	123,646
Long-term/short-term financial instruments		1,351,971	1,869,286
Financial assets at fair value through profit or loss		131,385	313,893
Trade and other receivables		7,703,746	7,795,619
Financial assets held for managing liquidity risk		11,073,614	11,472,745
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		1,307	2,086
Loans and receivables		346,583	314,744
Long-term/short-term financial instruments		269,863	278,899
Financial assets at fair value through profit or loss		79	81,828
Trade and other receivables		980,951	1,067,800
Financial assets held for managing liquidity risk		1,598,783	1,745,357
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		0	0
Loans and receivables		336,502	319,988
Long-term/short-term financial instruments		0	164,057
Financial assets at fair value through profit or loss		0	483,398
Trade and other receivables		818,431	701,743
Financial assets held for managing liquidity risk		1,154,933	1,669,186
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	379,170	399,495
Financial assets at amortised cost	[1]	0	0
Loans and receivables	[1]	27,606	0
Long-term/short-term financial instruments	[1]	338,393	5,785
Financial assets at fair value through profit or loss	[1]	615,797	41,816
Trade and other receivables	[1]	207,979	57,651
Financial assets held for managing liquidity risk	[1]	₩ 1,568,945	₩ 504,747

[1]	The maturities cannot be presently determined.